Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 8.1	$ 8.1
Depreciation And Amortization Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 6.7	$ 7.0